Share-Based Compensation - Summary of Options Outstanding (Details)	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Options outstanding, beginning balance (in shares)	5,103,627	3,748,389	1,665,883
Number of options granted (in shares)	2,324,087	2,986,547	2,403,660
Number of options exercised (in shares)	(1,500)		(163,773)
Number of options forfeited (in shares)	(878,593)	(1,631,309)	(157,381)
Options outstanding, ending balance (in shares)	6,547,621	5,103,627	3,748,389
Number of options exercisable (in shares)	3,019,701
Weighted average exercise price per share option, granted (in dollars per share) | $ / shares	$ 1.12	$ 3.44	$ 13.76
Weighted average exercise price per share option, exercised (in dollars per share) | $ / shares	0.75		0.96
Weighted average exercise price per share option, forfeited (in dollars per share) | $ / shares	$ 5.31	$ 9.61	$ 14.76